12900 Automobile Blvd., Suite D

Clearwater, Florida 33762

Fax: 727-592-9402

September 7, 2006

U.S.	Securities and Exchange Commission

Washington, DC 20549-7010

Att: Mail Stop 7010

Re:	BlastGard International, Inc. Registration Statement on Form SB-2 Filed July 17, 2006 File No. 333-135815

Gentlemen:

On August 30, 2006, we submitted a response to your open comments. Based upon that letter and our verbal conversations with the Staff, we have complied with your comments in the filing of Amendment No. 2 to the Form SB-2 Registration Statement. A request for acceleration will be filed with this filing.

Very truly yours, BLASTGARD INTERNATIONAL, INC.

By:	/s/ Michael J. Gordon
Chief Financial Officer and Principal Accounting Officer